            As filed with the Securities and Exchange Commission on May 26, 2000
                                               Securities Act File No. 333-70423
                               Investment Company Act of 1940 File No. 811-09195


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         Pre-Effective Amendment No. / /
                       Post-Effective Amendment No. 4 /X/

                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                               Amendment No. 6 /X/

                           SA Funds - Investment Trust
                (Formerly known as RWB Funds - Investment Trust)
               (Exact Name of Registrant as Specified in Charter)

                         1190 Saratoga Avenue, Suite 200
                           San Jose, California 95129
               (Address of Principal Executive Office) (Zip Code)

                  Registrant's Telephone Number (408) 260-3143

                                Michael Gillespie
                      Vice President and Associate Counsel
                       State Street Bank and Trust Company
                              2 Avenue de Lafayette
                        Boston, Massachusetts 02111-1724
                     (Name and Address of Agent for Service)

                                   Copies to:

                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             345 California Street
                          San Francisco, CA 94104-2635

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing will become effective: (check appropriate box)

                    immediately upon filing pursuant to paragraph (b)
                ---
                    on March 31, 2000 pursuant to paragraph (b)
                ---
                 x  60 days after filing pursuant to paragraph (a)(1)
                ---
                    75 days after filing pursuant to paragraph (a)(2)
                ---
                    on____________pursuant to paragraph (a)(2) of Rule 485.
                ---


If appropriate, check the following box:
                   This post-effective amendment designates a new effective
                --- date for a previously filed post-effective amendment.

                            SA FUNDS-INVESTMENT TRUST

     This Post-Effective Amendment No. 4 to the Registration Statement of SA Funds-Investment Trust is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 3 which was filed pursuant to Rule 485(a) on March 30, 2000.

     The Prospectus and Statement of Additional Information for the SA Fixed Income Fund, SA U.S. Market Fund, SA U.S. HBtM Fund, SA U.S. Small Company Fund, SA International HBtM Fund and SA International Small Company Fund are not included in this filing.

     Part A: INFORMATION REQUIRED IN PROSPECTUS:

     The Prospectus for the SA U.S. Large Cap Growth Strategy Fund and SA U.S. Large Cap Value Strategy Fund is incorporated herein by reference to Post-Effective Amendment No. 3.

     Part B: INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information for the SA U.S. Large Cap Growth Strategy Fund and SA U.S. Large Cap Value Strategy Fund is incorporated herein by reference to Post-Effective Amendment No. 3.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

       (i)    Agreement and Declaration of Trust(1)
       (ii)   Amendment to Agreement and Declaration of Trust(3)
    (b)(i)    By-Laws(1)
       (ii)   Amendment to By-Laws(3)
       (c)    Not Applicable

    (d)(i) Investment Advisory and Administrative Services Agreement with Assante Asset Management Inc. (formerly RWB Advisory Services Inc.)(5)
       (ii) Investment Sub-Advisory Agreement with Dimensional Fund Advisors, Inc.(5)
       (iii) Form of Investment Sub-Advisory Agreement for Martingale Asset Management, L.P.(7)
       (iv) Form of Investment Sub-Advisory Agreement for Sanford Bernstein & Co., Inc.(7)
    (e) Distribution Agreement with Assante Capital Management Inc. (formerly RWB Securities Inc.)(5)

    (f)       Not Applicable
    (g)       Custodian Contract with State Street Bank and Trust Company(3)
    (h)(i)    Sub-Administration Agreement with State Street Bank Trust
              Company(5)
       (ii) Form of Transfer Agency and Service Agreement with State Street Bank and Trust Company(2)
       (iii)  Shareholder Servicing Agreement(5)
    (i)(i) Opinion and Consent of Paul, Hastings, Janovsky & Walker LLP with respect to SA Fixed Income Fund, SA U.S. Market Fund, SA U.S. HBtM Fund, SA U.S. Small Company Fund, SA International HBtM Fund and SA International Small Company Fund(3)

       (ii) Opinion and Consent of Paul, Hastings, Janovsky & Walker LLP with respect to SA U.S. Large Cap Growth Strategy Fund and SA U.S. Large Cap Value Strategy Fund(4)
    (j)(i)    Powers of Attorney(2)
       (ii)   Powers of Attorney(6)
    (k)       Not Applicable
    (l)       Initial Capital Agreement(3)
    (m)       Not Applicable
    (n)       Multi-Class Plan(3)
    (p)(i)    Code of Ethics for the Trust, the Manager and the Distributor(7)
       (ii)   Code of Ethics for Martingale Asset Management, L.P.(4)
       (iii)  Code of Ethics for Sanford Bernstein & Co., Inc.(4)

-------------------------------

1 Incorporated herein by reference from Registrant's Registration Statement on Form N-1A (the "Registration Statement") (File Nos. 333-70423, 811-09195) as filed with the U.S. Securities and Exchange Commission on January 11, 1999.
2 Incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registration Statement as filed with the Securities and Exchange Commission on June 9, 1999.
3 Incorporated herein by reference from Pre-Effective Amendment No. 2 to the Registration Statement as filed with the Securities and Exchange Commission on July 15, 1999.
4    To be filed by Amendment.
5 Incorporated herein by reference from Post-Effective Amendment No. 1 to the Registration Statement as filed with the Securities and Exchange Commission on December 21, 1999.
6 Incorporated herein by reference from Post-Effective Amendment No. 2 to the Registration Statement as filed with the Securities and Exchange Commission on March 3, 2000.

7 Incorporated herein by reference from Post-Effective Amendment No. 3 to the Registration Statement as filed with the Securities and Exchange Commission on March 30, 2000.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

Not applicable.

ITEM 25. INDEMNIFICATION

     Indemnification of Registrant's principal underwriter against certain losses is provided for in the Distribution Agreement incorporated herein by reference to Exhibit (e) hereto.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Investment Adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims, demands and expenses (including reasonable attorneys' fees) whatsoever arising out of or related to each Trustee's performance of his or her duties as a Trustee of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Every note, bond, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Assante Asset Management Inc. (formerly known as RWB Advisory Services Inc.) performs investment advisory services for Registrant and institutional and individual investors.

Dimensional Fund Advisors Inc. performs investment advisory services for Registrant with respect to SA Fixed Income Fund, SA U.S. Market Fund, SA U.S. HBtM Fund, SA U.S. Small Company Fund, SA International HBtM Fund and SA International Small Company Fund and other investment companies and institutional and individual investors.

Martingale Asset Management, L.P. and Sanford C. Bernstein & Co., Inc. perform investment advisory services for Registrant with respect to SA U.S. Large Cap Value Strategy Fund and other investment companies and institutional and individual investors.

See the information concerning Assante Asset Management Inc. set forth in Parts A and B of this Registration Statement.

Assante Asset Management Inc., Dimensional Fund Advisors Inc., Martingale Asset Management, L.P. and Sanford C. Bernstein & Co., Inc. are investment advisers registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The list required by this Item 26 of directors, officers or partners of Assante Asset Management Inc., Dimensional Fund Advisors Inc., Martingale Asset Management, L.P. and Sanford C. Bernstein & Co., Inc. together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such directors, officers or partners during the past two years, is incorporated herein by reference from Schedules B and D of Forms ADV filed by Assante Asset Management Inc. (SEC File No. 801-55934), Dimensional Fund Advisors Inc. (SEC File No. 801-16283), Martingale Asset Management, L.P. (SEC File No. 801-30067) and Sanford C. Bernstein & Co., Inc. (SEC File No. 801-10488) pursuant to the Advisers Act.

ITEM 27.      PRINCIPAL UNDERWRITERS

          (a)      Not Applicable

          (b)


                               (1)                            (2)                            (3)
                   NAME AND PRINCIPAL BUSINESS    POSITIONS AND OFFICES WITH        POSITIONS AND OFFICES
                             ADDRESS                      UNDERWRITER                     WITH FUND

                        John J. Bowen, Jr.         Chief Executive Officer,       Chief Executive Officer,
                   Assante Capital Management      Registered Principal and         President and Trustee
                               Inc.                        President
                       1190 Saratoga Avenue
                            Suite 200
                        San Jose, CA 95129

         (c)      Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain and preserve the records required by
Section 31(a) of the 1940 Act for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such records will be maintained on behalf of the Registrant for the periods prescribed by the rules and regulations of the Commission under the 1940 Act and that such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

         (1)      Assante Asset Management Inc.
                  1190 Saratoga Avenue, Suite 200
                  San Jose, California 95129

         (2)      Dimensional Fund Advisors Inc.
                  1299 Ocean Avenue, 11th Floor
                  Santa Monica, California 90401

         (3)      Martingale Asset Management, L.P.
                  222 Berkeley Street
                  Boston, Massachusetts 02116

         (4)      Sanford C. Bernstein & Co., Inc.
                  767 Fifth Avenue
                  New York, New York 10153-0185

         (5)      State Street Bank and Trust Company
                  225 Franklin Street
                  Boston, Massachusetts 02110

         (6)      Boston Financial Data Services, Inc.
                  Two Heritage Drive
                  North Quincy, Massachusetts 02171

ITEM 29. MANAGEMENT SERVICES

Not Applicable.

ITEM 30. UNDERTAKING

Not Applicable

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 4 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(a) of the Securities Act of 1933, as amended and the Registrant has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 26th day of May, 2000.

                                     SA FUNDS - INVESTMENT TRUST

                                     By:   * /s/ John J. Bowen, Jr.
                                           ------------------------
                                           John J. Bowen, Jr.
                                           President and Chief Executive Officer

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following person in the capacities and on the date indicated:

SIGNATURES                            TITLE                                  DATE
----------                            -----                                  ----
* /s/ John J. Bowen, Jr.              Trustee                                May 26, 2000
------------------------
John J. Bowen, Jr.

* /s/ Bryan W. Brown                  Trustee                                May 26, 2000
--------------------
Bryan W. Brown

* /s/ Patrick Keating                 Trustee                                May 26, 2000
---------------------
Patrick Keating

* /s/ Harold M. Shefrin               Trustee                                May 26, 2000
---------------------------
Harold M. Shefrin

* /s/ Michael Clinton                 Treasurer and Chief                    May 26, 2000
---------------------
Michael Clinton                       Financial and Accounting Officer


*By:  /s/ Francine S. Hayes
      ---------------------
      Francine S. Hayes
      As Attorney-in-Fact

*filed pursuant to power of attorney.